Transactions with related parties	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Transactions with related parties

3.Transactions with related parties

a)Diana Wilhelmsen Management Limited, or DWM: On November 29, 2021 the Company appointed DWM to  provide management services to the vessels of the Company’s fleet pursuant to a management agreement, under which each of the vessel-owning subsidiaries pays, for each vessel, an aggregate of 1.25% on hire and on freight of the vessel’s gross income per month, plus either (i) $20,000 for each month that the vessel is employed or available for employment or (ii) $10,000 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. The management agreement may be terminated by either party on three months’ prior written notice. DWM is deemed a related party to the Company on the basis that, members of the Company’s management and board of directors also act as board of directors’ members at DWM. Management fees paid to DWM for the period from November 30, 2021 to December 31, 2021, amounted to $79, and are included in “Management fees to related parties” and “Voyage expenses” in the accompanying consolidated statement of comprehensive income. As at December 31, 2021 there was an amount of $6 due to DWM, included in “Due to related parties” in the accompanying consolidated balance sheet.

b)Steamship Shipbroking Enterprises Inc. or Steamship: On November 29, 2021 the Company appointed Steamship to provide insurance, administrative and brokerage services pursuant to a management agreement for insurance-related services, an administrative services agreement, and a brokerage services agreement. Under each vessel-owning subsidiary’s management agreement for insurance-related services with Steamship, the vessel-owning subsidiary pays Steamship a fixed fee of either (i) $500 per month for each month that the vessel is employed or is available for employment or (ii) $250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. These management agreements may be terminated by either party on three months’ prior written notice. Under the administrative services agreement entered between the Company and Steamship, the Company pays Steamship a monthly fee of $10,000. This agreement may be terminated by either party on 30 days’ prior written notice. Under the brokerage services agreement, the Company pays Steamship a fixed monthly fee of $95,000, plus 2.5% on the hire agreed per charter party for each vessel plus commission on the sale of vessels. This agreement may be terminated by either party at any time by prior written notice. Steamship is deemed a related party to the Company on the basis that, members of the Company’s management and board of directors also act as board of directors’ members at Steamship. For the period from November 30, 2021 to December 31, 2021, insurance and management fees amounted to $12, and are included in “Management fees to related parties” in the accompanying consolidated statement of comprehensive income. For the same period, brokerage fees amounted to $178, and are included in “General and administrative expenses” and “Voyage Expenses” in the accompanying consolidated statement of comprehensive income. As of December 31, 2021, there was an amount of $33 due to Steamship, included in “Due to related parties” in the accompanying consolidated balance sheet.

c)Diana Shipping Inc., or DSI: On November 29, 2021, the Company completed its Spin-Off from DSI. In connection with the Spin-Off, DSI contributed to the Company the three vessel-owning subsidiaries discussed in Note 1 above, together with $1,000 in working capital, whereas as of the same date, shareholders of DSI received one of the Company’s common shares for every 10 shares of DSI’s common stock owned at the close of business on November 3, 2021. As such, the Company distributed all of its then issued and outstanding common stock (i.e., 8,820,240 shares (Note 6(a)) to DSI’s shareholders. Any fractional shares were rounded up to the nearest whole share. Furthermore, Diana Shipping Inc. received 500,000 of the Company’s Series B Preferred stock (the "Series B Preferred Stock") (Note 6(c)) and 10,000 of the Company’s Series C Convertible Preferred Stock (the "Series C Preferred Stock") (Note 6(d)). Series B Preferred Stock entitles Diana Shipping Inc. the right of 2,000 votes on all matters on which the Company’s shareholders are entitled to vote of up to 34% of the total number of votes entitled to vote on such matter, provided further that the aggregate voting power of any holder of Series B Preferred Stock, together with any affiliate of such holder, would not exceed 49% of the total number of votes that may be cast on any matter submitted to a vote of the Company's shareholders. Series B preferred Stock has no economic rights. Series C preferred Stock does not have voting rights unless related to amendments of the Articles of Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Stock or to issue parity stock or create or issue senior stock. Series C Preferred Stock, has a cumulative preferred dividend accruing at the rate of 8.0% per annum which may be paid in cash or, at the Company’s election, in kind and will contain a liquidation preference equal to its’ stated value of $1,000 and will be convertible into common shares at DSI’s option commencing upon the first anniversary of the original issue date (i.e. November 29, 2022), at a conversion price equal to the lesser of $6.50 and the 10-trading day trailing VWAP of the Company’s common shares, subject to certain adjustments. DSI will not distribute the Series B Preferred Stock or the Series C Preferred Stock to its shareholders in connection with the Spin-Off and the Series B and Series C Preferred Stock are non-transferable. The transaction was approved unanimously by the Board of Directors.

Pursuant to the Contribution and Conveyance agreement dated on November 8, 2021, as amended and restated on November 17, 2021, entered between the Company and DSI, DSI has indemnified the Company and the vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the Company’s vessels prior to the effective date of the Spin-Off (November 29, 2021). Additionally, pursuant to a Right of First Refusal agreement entered with Diana Shipping Inc., dated November 8, 2021, the Company has been granted a right of first refusal over six identified drybulk carriers owned by DSI, effective as of the consummation of the Spin-Off. Pursuant to this right of first refusal, the Company has the right, but not the obligation, to purchase one or all of the six identified vessels when and if DSI determines to sell the vessels at fair market value at the time of sale. Furthermore, the Company as of November 2, 2021, has entered into a Non-Competition agreement with DSI pursuant to which DSI has agreed not to compete with the Company for vessel acquisition or chartering opportunities to the extent that such acquisition or chartering opportunities are suitable for the Company or one of the Company’s vessels.

The Spin-Off was accounted for at fair values. The aggregate fair value of $46,040 of the three vessels contributed to the Company was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age at the specific dates. The fair value of other assets contributed to the Company, mainly comprising from lubricating oils and bunkers, approximated their respective carrying value. Series B preferred Stock, which has no economic interest, is recorded at par amounting to $5 and Series C preferred Stock has been recorded at a fair value of $7,570 determined based on valuation obtained by an independent third party for the purposes of the Spin-Off. Additionally, as of December 31, 2021, there was an amount of $70 due from Diana Shipping Inc., included in “Due from a related party” in the accompanying consolidated balance sheet, resulting from amounts paid or received by DSI on behalf of OceanPal up to the date of the contribution.

OceanPal Inc. Predecessors
Transactions with related parties

3.Transactions with related parties

a)Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture established by Diana Ship Management Inc., a wholly owned subsidiary of the Parent, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. The DWM office is located in Athens, Greece. Effective July 1, 2020 Wilhelmsen Ship Management Holding Limited, was replaced by Wilhelmsen Ship Management Holding AS, which assumed all the liabilities and obligations of the former company under the Joint venture agreement. Until October 8, 2019, DWM provided management services to the OceanPal Predecessors’ fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels’ gross revenues pursuant to management agreements between the vessel owning companies and DWM. Management fees to DWM for 2019 amounted to $554,000 and are included in “Management fees to related parties” in the accompanying 2019 combined carve-out statement of comprehensive income/ (loss). Commercial fees in 2019, amounted to $192,550, and are included in “Voyage expenses”. As at December 31, 2020 there was an amount of $1,169,637 due from DWM mainly related to Protefs’ environmental incident (Note 5), included in “Due from a related party” in the accompanying combined carve-out balance sheet. Since October 9, 2019 and up to May 24, 2021, DWM provided technical management services to the vessels through Diana Shipping Services S.A. (Note 3(b)) and since May 24, 2021 directly. For the provision of management services, the vessels pay monthly fees which for the period from May 24, 2021 until November 29, 2021 amounted to $373,484 and are included in “Management fees to related parties” in the accompanying combined carve-out statements of operations and comprehensive income/(loss). In addition, the vessels pay a commercial fee, which is a percentage of the daily hire, and which for the period from May 24, 2021 to November 29, 2021 amounted to $80,896 and is included in “Voyage expenses” in the accompanying combined carve-out statement of comprehensive income/(loss).
b)Diana Shipping Services S.A., or DSS: From October 8, 2019 until May 24, 2021, the fleet vessels were managed by DSS, a wholly owned subsidiary of the Parent, for a fixed monthly fee and a commission on the vessels’ gross revenues. DSS was outsourcing the management of the vessels to DWM from October 8, 2019 until May 24, 2021 and since May 24, 2021, provides insurance services to the vessels for a fixed monthly fee of $500. During the period from January 1, 2021 to May 24, 2021, during 2020, and during the period from October 9, 2019 to December 31, 2019, respectively, management fees to DSS amounted to $300,300, $756,000 and $174,300, respectively and are included in “Management fees to related parties” in the accompanying combined carve-out statements of operations and comprehensive income/(loss). During the period from May 24, 2021 to November 29, 2021, insurance service fees to DSS amounted to $9,337 and are included in “Management fees to related parties” in the accompanying combined carve-out statements of operations and comprehensive income/(loss). Similarly, commissions charged by DSS for the period from January 1, 2021 to May 24, 2021, for 2020 and from October 9, 2019 to December 31, 2019, respectively amounted to $94,672, 186,223 and $63,721, respectively and are included in “Voyage expenses” in the accompanying combined carve-out statements of operations and comprehensive income/(loss). As at December 31, 2020, there was an amount of $115,280 respectively, due to DSS, separately presented in “Due to a related party” in the accompanying combined carve-out balance sheet.